SHARE CAPITAL - Summary of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Mar. 31, 2026 shares	Mar. 31, 2026 shares $ / shares	Mar. 31, 2026 shares option	Mar. 31, 2025 shares $ / shares	Mar. 31, 2026 $ / shares	Mar. 31, 2026 option
Disclosure of classes of share capital [abstract]
Number of options, beginning balance (in shares) | shares	3,956,684			1,742,139
Number of share options granted in share-based payment arrangement (in shares) | shares	410,470			3,484,626
Number of share options expired in share-based payment arrangement (in shares) | shares	(7,894)
Number of share options forfeited/expired in share-based payment arrangement (in shares) | shares	(380,978)			(1,270,081)
Number of options, ending balance (in shares)	3,978,282		3,978,282	3,956,684
Number of options exercisable (in shares)	3,671,060	3,671,060	3,671,060			3,671,060
Weighted average exercise price, beginning balance (in USD per share)		$ 15.23		$ 35.17
Weighted average exercise price of share options granted in share-based payment arrangement (in USD per share)		9.31		13.84
Weighted average exercise price of share options expired in share-based payment arrangement (in USD per share)		9.50
Weighted average exercise price of share options exercised in share-based payment arrangement (in USD per share)		20.39		38.76
Weighted average exercise price, ending balance (in USD per share)		$ 14.14		$ 15.23
Weighted average exercise price of share options exercisable (in USD per share)					$ 14.52